Property, plant and equipment (Parenthetical) (Details)	12 Months Ended
Mar. 31, 2024
Improvements forming part of the Building [Member]
Disclosure of Property, plant and equipments [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years